Convertible Loan (Narrative) (Details) - Convertible Loan [Member] shares in Millions, $ in Millions		12 Months Ended
	Jan. 12, 2021 USD ($)	Mar. 31, 2024 USD ($)	Jan. 12, 2021 Year $ / shares shares
Debt Instrument [Line Items]
Proceeds from unsecured debt	$ 15.0
Debt interest rate			8.00%
Debt conversion price | $ / shares			$ 15
Number of common share purchase warrants | shares			5.0
Warrant exercise price | $ / shares			$ 15
Derivative Component [Member]
Debt Instrument [Line Items]
Proceeds from unsecured debt	8.6
Derivative component		$ 0.1
Change in fair value of liability		$ 0.4
Derivative Component [Member] | Share price [Member]
Debt Instrument [Line Items]
Measurement input		4.56
Derivative Component [Member] | Risk-free interest rate [Member]
Debt Instrument [Line Items]
Measurement input		4.5	0.69
Derivative Component [Member] | Expected volatility [Member]
Debt Instrument [Line Items]
Measurement input		79	105
Derivative Component [Member] | Expected life [Member]
Debt Instrument [Line Items]
Measurement input		1.1	2.71
Derivative Component [Member] | Forfeiture rate [Member]
Debt Instrument [Line Items]
Measurement input			0
Derivative Component [Member] | Expected dividend [Member]
Debt Instrument [Line Items]
Measurement input			0
Liability Component [Member]
Debt Instrument [Line Items]
Proceeds from unsecured debt	$ 6.4